LONG TERM DEBT - Additional Information (Details) $ in Thousands		12 Months Ended
	Aug. 27, 2027 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023	Aug. 31, 2023 USD ($)	Apr. 30, 2022 USD ($)
LONG TERM DEBT
Notional amount		$ 3,138
Debt instrument credit facility leverage ratio		3.50%
Interest service coverage ratio		4.00%
Credit Facility | Minimum
LONG TERM DEBT
Working capital		$ 15,000
Credit Facility | Maximum
LONG TERM DEBT
Working capital		278,600
Term facility
LONG TERM DEBT
Notional amount					$ 100,000
Term facility | Musselwhite Mine Holdco
LONG TERM DEBT
Term facility		$ 100,000
Maturity of long-term debt		3 years
Number of quarters | item		2
Periodic payments		$ 5,000
Revolving Facility
LONG TERM DEBT
Notional amount				$ 150,000	$ 50,000
Term of credit facility	4 years
Option of increased borrowing capacity amount	$ 200,000
Average interest rate (as a percent)		7.90%	7.80%
Undrawn borrowing facilities		$ 150,000
Revolving Facility | Musselwhite Mine Holdco
LONG TERM DEBT
Term facility		$ 150,000
Revolving Facility | Minimum
LONG TERM DEBT
Standby fee (as a percent)		0.56%
Revolving Facility | Minimum | Secured Overnight Financing Rate
LONG TERM DEBT
Applicable margin (as a percent)		2.50%
Revolving Facility | Maximum
LONG TERM DEBT
Standby fee (as a percent)		0.84%
Revolving Facility | Maximum | Secured Overnight Financing Rate
LONG TERM DEBT
Applicable margin (as a percent)		3.75%